Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, Barrels_per_day in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018 MXN ($) Barrels_per_day	Dec. 31, 2017	Jun. 30, 2017 MXN ($)	Jun. 30, 2018 MXN ($) Barrels_per_day Exchange_Rate	Jun. 30, 2017 MXN ($)	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	$ 23,322,073		$ 18,927,912	$ 42,360,452	$ (3,401,410)
Reversal of impairment				57,502,843
Impairment				(15,142,391)
Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ 2,154,016
Discount rate				9.33%
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)				$ 36,711,403
Reversal of impairment				$ 38,170,777
Percentage increase in crude oil price				9.30%
Crude oil price per unit	61.08	55.89		61.08		55.89
Impairment				$ (1,459,374)
Percentage decrease in gas price				15.20%
Gas price per unit	4.17	4.92		4.17		4.92
Percentage of increase in discount rate		2.00%
Useful life				25 years
Production forecast | Barrels_per_day	6,625			6,625
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)				$ 7,803,065
Reversal of impairment				19,332,066
Impairment				$ (11,529,001)
Foreign exchange rate | Exchange_Rate				19.8633
Pemex industrial transformation [member] | Refined petroleum products [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in discount rate						0.20%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in discount rate						5.00%
Pemex industrial transformation [member] | Aromatics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in discount rate						0.30%